Schedule of trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Current trade and other payables
Trade payables	$ 8,986	$ 3,337	$ 10,973
Shares to be issued	10,000	10,000	10,000
Deferred acquisition consideration payable	10,173
Accruals	19,583	15,675	13,188
Related party payable		2,500
Payroll liabilities	1,633	3,274	3,574
Sales tax payable	675
Deferred income	1,936	11	10
Other creditors	1,674	4,057	183
Total current trade and other payables	54,660	38,854	37,928
Non-current other payables
Non-current accrued interest		2,150
Non-current accrued loan and other fees		75
Total non-current other payables		$ 2,225